Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions		Total	Common Stock [Member]		Additional Paid-in Capital [Member] [1]	(Accumulated Deficit) Retained Earnings [Member]
Balance at Dec. 31, 2014		$ 477.8	$ 0.6	[1]	$ 502.2	$ (25.0)
Balance, shares at Dec. 31, 2014	[1]		61,843,000
Stock-based compensation		5.1			5.1
Stock-based compensation, shares	[1]		4,400
Net income and comprehensive income		19.6				19.6
Balance at Dec. 31, 2015		502.5	$ 0.6	[1]	507.3	(5.4)
Balance, shares at Dec. 31, 2015	[1]		61,847,000
Stock-based compensation		3.0			3.0
Stock-based compensation, shares	[1]		11,600
Issuance of common stock		0.1			0.1
Issuance of common stock, shares	[1]		7,700
Repurchase of common stock		(0.1)			(0.1)
Repurchase of common stock, shares	[1]		(6,300)
Net income and comprehensive income		22.2				22.2
Balance at Dec. 31, 2016		$ 527.7	$ 0.6	[1]	510.3	16.8
Balance, shares at Dec. 31, 2016		61,860,000	61,860,000	[1]
Stock-based compensation		$ 2.6			2.6
Stock-based compensation, shares	[1]		9,000
Dividends on common stock		(15.2)				(15.2)
Issuance of common stock		164.3	$ 0.1	[1]	164.2
Issuance of common stock, shares	[1]		10,735,000
Net income and comprehensive income		81.8				81.8
Balance at Dec. 31, 2017		$ 761.2	$ 0.7	[1]	$ 677.1	$ 83.4
Balance, shares at Dec. 31, 2017		72,604,000	72,604,000	[1]

[1]	Adjusted to reflect the 125-for-one stock split. See Note 10.